                             THE PALLADIAN TRUST
                             440 Lincoln Street
                             Worcester, MA 01653

                               (800) 917-1909
                             Fax: (508) 856-9526

                                 May 6, 1998

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

     Re:  The Palladian Trust
          Reg. No. 33-73882

Ladies and Gentlemen:

     The Palladian Trust (the "Trust") hereby certifies: (1) that the text of the Trust's most recent post-effective amendment has been filed electronically; and (2) that the form of prospectus and Statement of Additional Information that would have been filed under Rule 497(c) under the Securities Act of 1933 would not have differed from that contained in the most recent post-effective amendment. This certification is made pursuant to Rule 497(j) in lieu of a filing under Rule 497(c).

                                       Respectfully submitted,

                                       /s/ George M. Boyd

                                       George M. Boyd
                                       Assistant Secretary